Non-Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Non-Operating Income (Expense)

(CAD$ in millions)	2025	2024
QB variable consideration to IMSA and Codelco (a)	$142	$(51)
Foreign exchange gains (losses)	(41)	146
Other	(49)	(88)
	$52	$7
a) QB Variable Consideration to IMSA and Codelco